Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 11 - Stockholders' Equity

Payment of dividends on the common stock is subject to determination and declaration by the Board of Directors and depends on a number of factors, including capital requirements, regulatory limitation on payment of dividends, the Bank's results of operations and financial condition, tax considerations, and general economic conditions.

The Bank is subject to various regulatory capital requirements which were administered by the Office of Thrift Supervision (OTS) until July 21, 2011. Effective that date, supervisory responsibility for federal savings associations was transferred to the Office of the Comptroller of the Currency (OCC). Failure to meet certain capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators regarding components, risk-weightings, and other factors.

During the most recent regulatory examination, the OCC categorized the Bank as "well-capitalized" per definition of 12 CFR Section 565.4(b)(1). To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, tier 1 risk based, and tangible equity ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2012
Total capital (to risk- weighted assets)	$23,723	17.4%	$10,930	8.0%	$13,663	10.0%
Tier 1 capital (to risk- weighted assets)	$22,015	16.1%	$5,465	4.0%	$8,198	6.0%
Tangible capital (to tangible assets)	$22,015	10.3%	$3,197	1.5%	$4,263	2.0%

December 31, 2011
Total capital (to risk- weighted assets)	$23,568	17.2%	$10,961	8.0%	$13,702	10.0%
Tier 1 capital (to risk- weighted assets)	$22,334	16.3%	$5,481	4.0%	$8,221	6.0%
Tangible capital (to tangible assets)	$22,334	10.4%	$3,232	1.5%	$4,309	2.0%